Equity - Dividends - Narrative (Details) - Major ordinary share transactions £ / shares in Units, £ in Millions	Jul. 27, 2022 GBP (£) £ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proposed final dividend | £	£ 1,067
Proposed final dividend per share (in GBP per share) | £ / shares	£ 0.4682